Trade payables (Tables)	12 Months Ended
Dec. 31, 2017
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Ageing Analysis of Trade Payables Based on Transaction Date

Ageing analysis of trade payables based on transaction date is set out below:

	2017	2016
	RMB million	RMB million
Within 1 month	465	612
More than 1 month but less than 3 months	533	529
More than 3 months but less than 6 months	497	484
More than 6 months but less than 1 year	443	173
More than 1 year	187	105

	2,125	1,903

Trade Payables by Currencies	The carrying amounts of the Group’s trade payables are denominated in the following currencies:

	2017	2016
	RMB million	RMB million
Renminbi	1,832	1,809
USD	209	85
Others	84	9

	2,125	1,903